Note Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Payable
Schedule of future principal and interest payments
Payments
2020	75,777
2021	364,123
2022	273,770
2023	201,729
Thereafter	746,689
Total remaining payments	$1,662,088

For the years ended December 31,	Payments
2020	169,697
2021	187,969
2022	198,398
2023	191,725
Thereafter	745,861
Total remaining payments	$1,493,650